Financial Risk Management Objectives and Policies - Sensitivity of Profit or Loss (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Sensitivity analysis for types Of market risk, impact of 10 percent increase on earnings	$ 1	$ 0	$ 19
Sensitivity analysis for types Of market risk, impact of 10 percent decrease on earnings	$ 1	$ 0	$ 19